CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Activities
Net Loss	$ (1,971,311)	$ (1,430,810)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	21,659	5,956
Amortization	7,814	10,307
Non-cash interest expense		1,939
Stock-based compensation expense	232,154	424,431
Expenses paid by Tekcapital and Affiliates	99,561	62,204
(Recovery of) provision for doubtful accounts	(4,891)	142
Changes in operating assets and liabilities:
Accounts receivable	52,823	(17,526)
Accounts payable and accrued expenses	259,006	14,627
Prepaid expenses	(92,931)	25,360
Inventory	(61,553)	(450,633)
Other assets	(11,484)	(10,000)
Contract assets and liabilities	1,798	1,560
Net cash flows from operating activities	(1,467,355)	(1,362,443)
Investing Activities
Loan made to Tekcapital Europe, Ltd. (see Note 6)	(767,940)
Repayment of amounts loaned to Tekcapital Europe, Ltd. (see Note 6)	756,277
Patent costs	(51,577)	(108,825)
Purchases of property and equipment	(32,298)	(28,135)
Net cash flows from investing activities	(95,538)	(136,960)
Financing Activities
Proceeds from exercises of warrants		1,532,250
Repayment of related party convertible debt (see Note 6)		(109,499)
Repayment of amounts due to Tekcapital and Affiliates	(75,988)	(64,629)
Net cash flows from financing activities	(75,988)	1,358,122
Net Change In Cash	(1,638,881)	(141,281)
Cash at Beginning of Year	4,287,447	3,591,109
Cash at End of Year	2,648,566	3,449,828
Significant Non-Cash Transactions
Expenses paid for by Tekcapital and Affiliates, reported as increase in Due to/from Tekcapital and Affiliates and related party convertible debt	99,561	62,204
Issuance of shares for prepayment to third party service provider	$ 81,900